CONVERTIBLE NOTES PAYABLE AND ACCRUED INTEREST	6 Months Ended
Jun. 30, 2011
Notes to Financial Statements
CONVERTIBLE NOTES PAYABLE AND ACCRUED INTEREST

NOTE 3 – CONVERTIBLE NOTES PAYABLE AND ACCRUED INTEREST

Convertible notes payable and accrued interest thereon consist of:

	June 30,	December 31,
	2011	2010

Due to the president of the Company, interest at 8%, due on demand, convertible into common stock at a conversion price of $2.00 per share:

Principal	$192,054	$192,054
Accrued interest	43,904	36,285

Due to the secretary of the Company, interest at 8%, due on demand, convertible into common stock at a conversion price of $2.00 per share:

Principal	39,961	39,961
Accrued interest	9.135	7,550

Due to a director of the Company, interest at 10%, due on September 16, 2011 ($100,000) and November 4, 2011 ($50,000), convertible into common stock at a conversion price of $2.50 per share:

Principal	150,000	150,000
Accrued interest	11,124	3,685

Due to investors, interest at 15%, due on demand, convertible into common stock at a conversion price of $2.50 per share:

Principal	50,000	50,000
Accrued interest	17,394	13,675

Due to investors, interest at 10%, due from July 27, 2011 to October 19, 2011, convertible into common stock at a conversion price of $2.50 per share:

Principal	100,000	100,000
Accrued interest	8,637	3,678

Totals	$622,209	$596,888